Accrued expenses and prepaid revenues (Details) - SEK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019
Accrued expenses and prepaid revenues
Interest expenses accrued	kr 1,843	kr 2,541
Other accrued expenses and prepaid revenues	81	41
Total	kr 1,924	kr 2,582